Convertible Preferred Stock, March 2021 Financing (Details) - Series B preferred stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022
Convertible Preferred Stock
Convertible preferred stock, original issue prices		$ 12.140
March 2021 Financing
Convertible Preferred Stock
Proceeds, net of issuance costs	$ 10,907
Number of shares sold	906,346
Convertible preferred stock, original issue prices	$ 12.14
Convertible notes value converted	$ 49,118
Shares issued upon conversion of notes	4,047,069